Accounts Payable and Accrued Liabilities (Schedule of Accounts Payable and Accrued Liabilities) (Details) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Accounts Payable and Accrued Liabilities [Abstract]
Accounts payable	$ 2,573,208	$ 1,604,972
Accrued liabilities	1,511,021	1,060,587
Government assistance	40,000
Total accounts payable and accrued liabilities	$ 4,124,229	$ 2,665,559